Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Summary of Minimum Annual Rental Payments

 The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2015:

2016	$172,305
2017	$135,811
2018	$120,334
2019	$107,791
2020	$94,172
Thereafter	$693,441